Convertible Preferred Units (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Schedule of Temporary Equity

The authorized, issued, and outstanding shares of convertible preferred units at March 31, 2020 and December 31, 2019 were as follows:

	March 31, 2020
Series	Units Authorized	Shares Issued and Outstanding	Liquidation Value	Carrying Value
Series A convertible preferred units	1,579,309	1,579,309	$18,319,984	$18,225,809
Series B convertible preferred units	3,523,739	3,523,739	43,800,076	41,603,945
Series C convertible preferred units	5,714,300	5,714,300	100,000,250	96,104,453

Total	10,817,348	10,817,348	$162,120,310	$155,934,207

	December 31, 2019
Series	Units Authorized	Shares Issued and Outstanding	Liquidation Value	Carrying Value
Series A convertible preferred units	1,579,309	1,579,309	$18,319,984	$18,225,809
Series B convertible preferred units	3,523,739	3,523,739	43,800,076	41,603,945
Series C convertible preferred units	5,714,300	4,847,106	84,824,355	81,876,092

Total	10,817,348	9,950,154	$146,944,415	$141,705,846

The authorized, issued, and outstanding shares of convertible preferred units at December 31, 2018 and 2019 were as follows:

	December 31, 2018
Series	Units Authorized	Shares Issued and Outstanding	Liquidation Value	Carrying Value
Series A convertible preferred units	1,638,000	1,579,309	$18,319,984	$18,225,809
Series B convertible preferred units	3,621,000	3,523,739	43,800,076	41,603,945

Total	5,259,000	5,103,048	$62,120,060	$59,829,754

	December 31, 2019
Series	Units Authorized	Shares Issued and Outstanding	Liquidation Value	Carrying Value
Series A convertible preferred units	1,579,309	1,579,309	$18,319,984	$18,225,809
Series B convertible preferred units	3,523,739	3,523,739	43,800,076	41,603,945
Series C convertible preferred units	5,714,300	4,847,106	84,824,355	81,876,092

Total	10,817,348	9,950,154	$146,944,415	$141,705,846